7. Restricted cash (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 544,607	R$ 444,306
Current	355,769	304,920
Non-current	188,838	139,386
Local currency [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	477,704	369,875
Local currency [member] | Import financing [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 213,153	138,164
Weighted Average Profitability	96.6% of CDI
Local currency [member] | Letter of guarantee - legal proceedings [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 56,440	85,351
Weighted Average Profitability	85.8% of CDI
Local currency [member] | Collateral for working capital lines of credit [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 52,927	9,922
Weighted Average Profitability	99.9% of CDI
Local currency [member] | Letter of credit - maintenance deposit [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 155,184	136,438
Weighted Average Profitability	97.9% of CDI
Foreign currency [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 66,903	74,431
Foreign currency [member] | Collateral for financing with ex-lm bank [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 31,206
Weighted Average Profitability	0.2%
Foreign currency [member] | Escrow deposits for hedge margin [member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 35,697	R$ 74,431